Fair Value Measurements - Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	$ 297	$ 127
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	259	296
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	95	69
Fair value on a recurring basis | Foreign currency forward/option contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	234	272
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	94	68
Fair value on a recurring basis | Interest rate swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	25	24
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	1	1
Fair value on a recurring basis | Corporate debt securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	10	10
Fair value on a recurring basis | Foreign government agency securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities		10
Fair value on a recurring basis | Commercial paper
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	14	12
Fair value on a recurring basis | Certificates of deposit/time deposits
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	197	26
Fair value on a recurring basis | Asset-backed securities Automobile loan related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	31	26
Fair value on a recurring basis | Asset-backed securities Credit card related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	18	10
Fair value on a recurring basis | Asset-backed securities Other asset-backed securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	7	21
Fair value on a recurring basis | U.S. municipal securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	20	12
Fair value on a recurring basis | Level 2 | Foreign currency forward/option contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	234	272
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	94	68
Fair value on a recurring basis | Level 2 | Interest rate swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	25	24
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	1	1
Fair value on a recurring basis | Level 2 | Corporate debt securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	10	10
Fair value on a recurring basis | Level 2 | Foreign government agency securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities		10
Fair value on a recurring basis | Level 2 | Commercial paper
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	14	12
Fair value on a recurring basis | Level 2 | Certificates of deposit/time deposits
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	197	26
Fair value on a recurring basis | Level 2 | Asset-backed securities Automobile loan related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	31	26
Fair value on a recurring basis | Level 2 | Asset-backed securities Credit card related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	18	10
Fair value on a recurring basis | Level 2 | Asset-backed securities Other asset-backed securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	7	21
Fair value on a recurring basis | Level 3 | U.S. municipal securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	$ 20	$ 12